Lease Liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of finance lease liabilities [abstract]
Lease liabilities	Lease liabilities

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

Balance at the beginning of the year[1]	436.4	394.2
Additions during the year[2]	71.7	98.0
Remeasurements of leases during the year[3]	8.5	16.3
Osisko asset acquisition[4]	50.8	—
Interest expense	24.8	22.7
Repayments of principal amount	(92.2)	(71.5)
Repayments of interest expense	(24.8)	(22.7)
Translation adjustment	(25.0)	(0.6)
Balance at the end of the year	450.2	436.4
Current portion of lease liability	(86.9)	(76.7)
Non-current portion of lease liability	363.3	359.7
Lease liabilities are payable as follows:
Future minimum lease payments
– within one year	111.3	100.7
– later than one and not later than five years	271.2	245.3
– later than five years	178.4	203.0
Total	560.9	549.0
Interest
– within one year	24.4	24.0
– later than one and not later than five years	62.1	54.2
– later than five years	24.2	34.4
Total	110.7	112.6
Present value of minimum lease payments
– within one year	86.9	76.7
– later than one and not later than five years	209.1	191.1
– later than five years	154.2	168.6
Total	450.2	436.4
[1]Leases entered into related mainly to power purchase agreements, rental of gas pipelines, ore haulage and site services, mining equipment hire, transportation contracts, property rentals and other equipment rentals.
[2]The additions in 2024 relate mainly to additional assets in terms of mining contracts and power purchase agreements in Australia and Salares (2023: additional assets in terms of mining contracts and power purchase agreements in Australia).
[3]The remeasurements in 2024 relate mainly to leases at the Group’s Australian operations that have variable payments linked to the Australian consumer price index
(“CPI”) (2023: Leases at the Group’s Australian operations that have variable payments linked to the Australian CPI).
[4]Refer to note 17.2 for details of the Osisko asset acquisition.